Redeemable Noncontrolling Interest (Additional Information) (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Redeemable noncontrolling interest	$ 1,601,555,000	$ 0
Exchange Agreement [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Redeemable noncontrolling interest	$ 1,116,011,000
Exchange Agreement [Member] | PKLP [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Non controlling interest percentge	73.60%